12. Trade receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade Receivables Tables
Trade receivables
	12.31.17	12.31.16
Current:
Sales of electricity - Billed	2,952,780	2,522,265
Sales of electricity – Unbilled	2,982,677	1,582,591
Framework Agreement	156,412	10,938
Fee payable for the expansion of the transportation and others	22,994	22,397
Receivables in litigation	22,847	22,551
Allowance for the impairment of trade receivables	(458,853)	(259,682)
Total Current	5,678,857	3,901,060

Allowance for the impairment of trade receivables
	12.31.17	12.31.16	12.31.15
Balance at beginning of year	259,682	79,361	84,562
Increase	242,750	210,745	22,979
Decrease	(43,579)	(30,424)	(28,180)
Balance at end of the period	458,853	259,682	79,361

Aging analysis of trade receivables
	12.31.17	12.31.16
Not due	156,412	8,222
Past due	607,998	421,661
Up to 3 months	4,914,447	3,471,177
Total other receivables	5,678,857	3,901,060

Sensitivity analysis
-	5% increase in the uncollectibility rate estimate

12.31.17
Contingencies	481,796
change	22,943

-	5% decrease in the uncollectibility rate estimate

12.31.17
Contingencies	435,910
change	(22,943)